Initial Public Offering - (Details) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 17, 2022	Apr. 30, 2025	Dec. 31, 2025	Nov. 30, 2025	Nov. 30, 2024
Initial Public Offering
Proceeds from issuance of Class B common stock to Sponsor		$ 4,692,172
Offering costs				$ 579,370	$ 6,463
CIK_0001843477_Spring Valley Acquisition Corp. II
Initial Public Offering
Purchase price, per unit	$ 10.25		$ 12.02
Number of shares issued per right			0.10
Initial Public Offering | CIK_0001843477_Spring Valley Acquisition Corp. II
Initial Public Offering
Common stock issued	23,000,000
Proceeds from issuance of Class B common stock to Sponsor	$ 230,000,000
Offering costs	13,400,000
Deferred underwriting fees	$ 8,100,000
Number of shares issued per unit	1
Number of warrants in a unit	0.5
Number of shares issued per right	0.10
Initial Public Offering | Public Warrants | CIK_0001843477_Spring Valley Acquisition Corp. II
Initial Public Offering
Number of warrants in a unit	0.50
Number of shares issuable per warrant	1
Initial Public Offering | Public Warrants | Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Initial Public Offering
Exercise price of warrants	$ 11.5
Over-allotment option | CIK_0001843477_Spring Valley Acquisition Corp. II
Initial Public Offering
Common stock issued	3,000,000
Purchase price, per unit	$ 10